Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 220,724,238	$ 30,239,097	¥ 227,040,251	¥ 246,270,442
Overseas [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	215,803,132		213,193,629
Non VIE [Member] | China [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,023,214		2,044,669
VIEs [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	3,897,892	$ 534,009	11,801,953
VIEs [Member] | China [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 3,897,892		¥ 11,801,953